Lines of Businesses (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Contribution of Segments to Overall Profitability
The following consolidating schedules show the contribution of our businesses to our overall profitability.

For the year ended Dec. 31, 2014 (dollar amounts in millions)	Investment Management		Investment Services	Other	Consolidated
Fee and other revenue	$3,733	(a)	$7,719	$1,276	$12,728	(a)
Net interest revenue	274		2,340	266	2,880
Total revenue	4,007	(a)	10,059	1,542	15,608	(a)
Provision for credit losses	—		—	(48)	(48)
Noninterest expense	3,106		8,124	947	12,177
Income before taxes	$901	(a)	$1,935	$643	$3,479	(a)
Pre-tax operating margin (b)	22%		19%	N/M	22%
Average assets	$37,783		$266,483	$68,300	$372,566

(a)
Both total fee and other revenue and total revenue include income from consolidated investment management funds of $163 million, net of noncontrolling interests of $84 million, for a net impact of $79 million. Income before taxes is net of noncontrolling interests of $84 million.

(b)	Income before taxes divided by total revenue.

For the year ended Dec. 31, 2013 (dollar amounts in millions)	Investment Management		Investment Services	Other	Consolidated
Fee and other revenue (a)	$3,668	(b)	$7,640	$651	$11,959	(b)
Net interest revenue	260		2,515	234	3,009
Total revenue (a)	3,928	(b)	10,155	885	14,968	(b)
Provision for credit losses	—		1	(36)	(35)
Noninterest expense	2,960		7,402	944	11,306
Income (loss) before taxes (a)	$968	(b)	$2,752	$(23)	$3,697	(b)
Pre-tax operating margin (a)(c)	25%		27%	N/M	25%
Average assets	$38,546		$247,430	$56,335	$342,311

(a)
Consolidated results and Other segment results have been restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.

(b)
Both total fee and other revenue and total revenue include income from consolidated investment management funds of $183 million, net of noncontrolling interests of $80 million, for a net impact of $103 million. Income before taxes is net of noncontrolling interests of $80 million.

(c)	Income before taxes divided by total revenue.

For the year ended Dec. 31, 2012 (dollar amounts in millions)	Investment Management		Investment Services	Other	Consolidated
Fee and other revenue (a)	$3,464	(b)	$7,345	$752	$11,561	(b)
Net interest revenue	214		2,439	320	2,973
Total revenue (a)	3,678	(b)	9,784	1,072	14,534	(b)
Provision for credit losses	—		(3)	(77)	(80)
Noninterest expense	2,782		7,560	991	11,333
Income before taxes (a)	$896	(b)	$2,227	$158	$3,281	(b)
Pre-tax operating margin (a)(c)	24%		23%	N/M	23%
Average assets	$36,120		$223,233	$56,028	$315,381

(a)
Consolidated results and Other segment results have been restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.

(b)
Both total fee and other revenue and total revenue include income from consolidated investment management funds of $189 million, net of noncontrolling interests of $76 million, for a net impact of $113 million. Income before taxes is net of noncontrolling interests of $76 million.

(c)	Income before taxes divided by total revenue.